Common Shares (Details Narrative) - USD ($)								12 Months Ended
	Oct. 27, 2016	Sep. 16, 2016	Feb. 04, 2016	Jan. 11, 2016	Mar. 20, 2015	Feb. 02, 2015	May 20, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Shares
Shares issued for cash, shares			5,000,000		5,000,000	10,000,000	69,000,000	5,000,000	15,000,000	69,000,000
Shares issued for cash, amount			$ 50,000		$ 50,000	$ 100,000	$ 100,000	$ 50,000	$ 150,000	$ 100,000
Shares issued for cash, price per share			$ 0.01		$ 0.01	$ 0.01		$ 0.01
New shares issued, shares				15,000,000				15,000,000
New shares issued, proceeds				$ 150,000				$ 140,000
New shares issued, price per share				$ 10,000
Shares issued for services, shares						500,000		54,000,000	500,000	2,000,000
Shares issued for services, amount						$ 5,900		$ 611,125	$ 5,900	$ 88,190
Issuance of common shares for settlement of related party payable, shares		800,000						800,000
Issuance of common shares for settlement of related party payable, amount		$ 10,480						$ 10,480
Shares issued upon conversion of convertible notes payable and accrued interest, shares								39,966,876	23,944,123	18,427,675
Shares issued upon conversion of convertible notes payable and accrued interest, amount								$ 540,412	$ 442,282	$ 683,856
Shares issued upon conversion of convertible notes payable and accrued interest, conversion amount and accrued interest								$ 165,636
Common Shares - Director's fee
Shares issued for services, shares	35,000,000
Shares issued for services, amount	$ 397,125
Common Shares - Consulting services
Shares issued for services, shares	17,500,000
Shares issued for services, amount	$ 197,500
Common Shares - Legal services
Shares issued for services, shares	1,500,000
Shares issued for services, amount	$ 16,500